CAPITAL STOCK (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Capital Stock 1		50,000,000
Capital Stock 2		$ 0.001
Capital Stock 3		5,000,000
Capital Stock 4		0.001
Capital Stock 5		5,000,000
Capital Stock 6		31,472,433
Capital Stock 7		26,828,050
Capital Stock 8		1,484,169
Capital Stock 9		411,828
Capital Stock 10		33,423
Capital Stock 11		445,251
Capital Stock 12		1,484,169
Capital Stock 13		$ 0.30
Capital Stock 14		1,333,333
Capital Stock 15		$ 0.30
Capital Stock 16		400,000
Capital Stock 17		144
Capital Stock 18		994,380
Capital Stock 19		146,500
Capital Stock 20		23,076
Capital Stock 21		169,576
Capital Stock 22		994,380
Capital Stock 23		832,501
Capital Stock 24		$ 0.30
Capital Stock 25		249,750
Capital Stock 26		800,000
Capital Stock 27		$ 0.20
Capital Stock 28		150,000
Capital Stock 29		$ 0.20
Capital Stock 1	50,000,000
Capital Stock 2	0.001
Capital Stock 3	5,000,000
Capital Stock 4	0.001
Capital Stock 5	0.001
Capital Stock 6	50,000,000
Capital Stock 7	100,000,000
Capital Stock 8	5,000,000
Capital Stock 9	33,273,913
Capital Stock 10	1,484,169
Capital Stock 11	411,828
Capital Stock 12	33,423
Capital Stock 13	445,251
Capital Stock 14	1,484,169
Capital Stock 15	$ 0.30
Capital Stock 16	1,333,333
Capital Stock 17	$ 0.30
Capital Stock 18	400,000
Capital Stock 19	994,380
Capital Stock 20	146,500
Capital Stock 21	23,076
Capital Stock 22	169,576
Capital Stock 23	994,380
Capital Stock 24	832,501
Capital Stock 25	$ 0.30
Capital Stock 26	249,750
Capital Stock 27	1,801,480
Capital Stock 28	500,000
Capital Stock 29	40,444
Capital Stock 30	$ 540,444
Capital Stock 31	1,801,480
Capital Stock 32	$ 0.30